ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS
1. ORGANIZATION AND DESCRIPTION OF BUSINESS
Hyperfine, Inc. (together with its subsidiaries, as applicable, “Hyperfine”, the “Company”), formerly known as HealthCor Catalio Acquisition Corp. (“HealthCor”), was incorporated as a Cayman Islands exempted company on November 18, 2020. The Company’s legal name became Hyperfine, Inc. in connection with the closing of the Business Combination (the “Closing”) on December 22, 2021 (the “Closing Date”), as defined and described in Note 3.
Business Combination
. In connection with the Closing, Hyperfine, Inc., a Delaware corporation (“Legacy Hyperfine”), and Liminal Sciences, Inc., a Delaware corporation (“Liminal”), merged with and into separate wholly owned subsidiaries of HealthCor and became wholly-owned subsidiaries of the Company, and changed their names to Hyperfine Operations, Inc. and Liminal Operations, Inc., respectively. Liminal subsequently changed its name to Liminal Sciences, Inc. The prior period financial information represents the combined financial results of Legacy Hyperfine and Liminal.
The Company is an innovative digital health business with a mission to provide affordable and accessible imaging and monitoring through magnetic resonance imaging (“MRI”) to revolutionize healthcare for people around the world. Hyperfine’s Swoop
®
Portable Magnetic Resonance (“MR”) Imaging System
TM
produces high-quality images at a lower magnetic field strength than conventional MRI systems, and can be used by healthcare professionals to make effective clinical diagnoses on a patient in a variety of settings where MRI devices have previously been inaccessible. Hyperfine received 510(k) clearance from the U.S. Food and Drug Administration (“FDA”) in 2020 for its Swoop Portable MR Imaging System, which is commercially available in the United States. In 2021, Hyperfine also obtained a Medical Device License issued by Health Canada and expanded into the Canadian market, and also obtained regulatory authorization in New Zealand and Pakistan. All of the Company’s revenue to date has been generated from sales of this machine and related services. Additionally, the Company is in the process of developing a device to non-invasively
measure key vital signs in the brain to enable unprecedented access to dramatically improve patient outcomes. The Company is in the early research and development stage of such device and has not generated any revenue to date for it. In addition to Legacy Hyperfine and Liminal, the Company has an indirect wholly-owned subsidiary in the United Kingdom that did not have any significant operations during 2021.